FIRST AMERICAN FUNDS, INC.

                               1997 ANNUAL REPORT






                       THE POWER OF DISCIPLINED INVESTING
                                   [3 PHOTOS]

                                TABLE OF CONTENTS

                               September 30, 1997

Message To Shareholders........................................Page 1

Economic and Investment Review.................................Page 2

Portfolio Performance Review...................................Page 8

Independent Auditors' Report...................................Page 9

Statements of Net Assets......................................Page 11

Statement of Operations.......................................Page 29

Statements of Changes in Net Assets...........................Page 30

Financial Highlights..........................................Page 32

Notes to Financial Statements.................................Page 34

Notice to Shareholders........................................Page 41

                             MESSAGE TO SHAREHOLDERS

                               September 30, 1997

Dear Shareholder:

   On behalf of the Board of Directors of First American Funds, I am pleased to report to you that the past year was another year of solid investment performance and tremendous asset growth. As of September 30, 1997, total First American Fund money market assets had approached $9 billion up from $6.3 billion one year ago. This growth has not come at the expense of quality. First American Funds are on-line to produce above average investment results for our shareholders. As of fiscal year-end, First American Funds was one of the top 25 money market fund providers in the country.

   I am pleased to announce that a new Tax Free Obligations Fund will be introduced in November. You can expect that this Fund will be run with the same commitment to quality results you have come to expect from First American Funds.

   In this report you will learn about the year's economic and investment environment and how these factors affected fund results. The final section of this report highlights the financial statements for each fund.

I would urge you to read the report closely.

   The Board of Directors thanks you for your continued support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will continue to serve you well.

Sincerely,

/s/ Virginia L. Stringer

Virginia L. Stringer
Chairman
First American Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997

     The close of the First American Funds' fiscal year marked a very successful period for investors. For the fiscal year ended September 30, 1997, the S&P 500 Composite Index produced a 40.43% total return. The Index produced 29.89% and 20.75% average annual returns for the trailing three- and five-year periods, respectively. International equity ownership provided more modest total returns of 12.19% for the fiscal year and 8.84% and 12.34% annualized for the three- and five-year periods as measured by the Morgan Stanley MSCI EAFE Index. Returns from the fixed income markets, measured by the Lehman Government/Corporate Bond Index, were 9.59% for the fiscal year and 9.41% and 6.95% for the three- and five-year periods. The yield on 30-year Treasury bonds fell from 7.82% at the end of September 1994 and 7.40% in September 1992 to 6.40% at the close of the fiscal year.



THE STOCK MARKET

Line graph depicting the yields of S&P Index and NASDAQ Composite.

[PLOT POINTS GRAPH]

    S&P 500        NASDAQ Composite

Jan-85  172           261
Jan 86  208           329
Jan-87  265           384
Jan-88  250           339
Jan-89  285           389
Jan-90  340           439
Jan-91  325           377
Jan-92  416           616
Jan-93  435           691
Jan-94  473           788
Jan-95  465           758
Jan-90  340           439
Jan-96  614          1025
Jan-97  766          1345
Sep-97  927          1596

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997



TREASURY YIELDS

Line graph depicting the yields of 30 year Treasury Bond and three month Treasury Bills.

[PLOT POINTS GRAPH]

       30 year 3 month                   30 year  3 month
        bonds   bills                      bonds   bills
        11.52   8.06               90      8.24    6.74
Jan-85  11.45   7.76               Jan-91  8.27    6.22
Feb-85  11.47   8.26               Feb-91  8.03    5.94
Mar-85  11.81   8.52               Mar-91  8.29    5.91
Apr-85  11.47   7.95               Apr-91  8.21    5.65
May-85  11.05   7.48               May-91  8.27    5.46
Jun-85  10.45   6.95               Jun-91  8.47    5.57
Jul-85  10.5    7.08               Jul-91  8.45    5.58
Aug-85  10.56   7.13               Aug-91  8.14    5.33
Sep-85  10.61   7.1                Sep-91  7.95    5.22
Oct-85  10.5    7.16               Oct-91  7.93    4.99
Nov-85  10.06   7.24               Nov-91  7.92    4.56
85      9.54    7.1                91      7.7     4.07
Jan-86  9.4     7.07               Jan-92  7.58    3.8
Feb-86  8.93    7.06               Feb-92  7.85    3.84
Mar-86  7.96    6.56               Mar-92  7.97    4.04
Apr-86  7.39    6.06               Apr-92  7.96    3.75
May-86  7.52    6.15               May-92  7.89    3.63
Jun-86  7.57    6.21               Jun-92  7.84    3.66
Jul-86  7.27    5.83               Jul-92  7.6     3.21
Aug-86  7.33    5.53               Aug-92  7.39    3.13
Sep-86  7.62    5.21               Sep-92  7.34    2.91
Oct-86  7.7     5.18               Oct-92  7.53    2.86
Nov-86  7.52    5.35               Nov-92  7.61    3.13
86      7.37    5.53               92      7.44    3.22
Jan-87  7.39    5.43               Jan-93  7.34    3
Feb-87  7.54    5.59               Feb-93  7.09    2.93
Mar-87  7.55    5.59               Mar-93  6.82    2.95
Apr-87  8.25    5.64               Apr-93  6.85    2.87
May-87  8.78    5.66               May-93  6.92    2.96
Jun-87  8.57    5.67               Jun-93  6.81    3.07
Jul-87  8.64    5.69               Jul-93  6.63    3.04
Aug-87  8.97    6.04               Aug-93  6.32    3.02
Sep-87  9.59    6.4                Sep-93  6       2.95
Oct-87  9.61    6.13               Oct-93  5.94    3.02
Nov-87  8.95    5.69               Nov-93  6.21    3.1
87      9.12    5.77               93      6.25    3.06
Jan-88  8.83    5.81               Jan-94  6.29    2.98
Feb-88  8.43    5.66               Feb-94  6.49    3.25
Mar-88  8.63    5.7                Mar-94  6.91    3.5
Apr-88  8.95    5.91               Apr-94  7.27    3.68
May-88  9.23    6.26               May-94  7.41    4.14
Jun-88  9       6.46               Jun-94  7.4     4.14
Jul-88  9.14    6.73               Jul-94  7.58    4.33
Aug-88  9.32    7.06               Aug-94  7.49    4.48
Sep-88  9.06    7.24               Sep-94  7.71    4.62
Oct-88  8.89    7.35               Oct-94  7.94    4.95
Nov-88  9.02    7.76               Nov-94  8.08    5.29
88      9.01    8.07               94      7.87    5.6
Jan-89  8.93    8.26               Jan-95  7.85    5.71
Feb-89  9.01    8.53               Feb-95  7.61    5.77
Mar-89  9.17    8.82               Mar-95  7.45    5.73
Apr-89  9.03    8.65               Apr-95  7.35    5.82
May-89  8.83    8.43               May-95  6.95    5.67
Jun-89  8.27    8.15               Jun-95  6.57    5.63
Jul-89  8.08    7.88               Jul-95  6.72    5.42
Aug-89  8.12    7.9                Aug-95  6.86    5.55
Sep-89  8.15    7.75               Sep-95  6.55    5.28
Oct-89  8       7.64               Oct-95  6.37    5.28
Nov-89  7.9     7.69               Nov-95  6.26    5.36
89      7.9     7.63               95      6.06    5.14
Jan-90  8.26    7.64               Jan-96  6.05    5
Feb-90  8.5     7.74               Feb-96  6.24    4.83
Mar-90  8.56    7.9                Mar-96  6.6     4.96
Apr-90  8.76    7.77               Apr-96  6.79    4.95
May-90  8.73    7.74               May-96  6.93    5.02
Jun-90  8.46    7.73               Jun-96  7.06    5.09
Jul-90  8.5     7.62               Jul-96  7.03    5.15
Aug-90  8.86    7.45               Aug-96  6.84    5.05
Sep-90  9.03    7.36               Sep-96  7.03    5.09
Oct-90  8.86    7.17               Oct-96  6.81    4.99
Nov-90  8.54    7.06               Nov-96  6.49    5.16
                                   96      6.327   5.03
                                   Jan-97  6.83    5.03
                                   Feb-97  6.69    5.01
                                   Mar-97  6.93    5.27
                                   Apr-97  7.088   5.281
                                   May-97  6.75    5.27
                                   Jun-97  6.70    5.25
                                   Jul-97  6.25    5.20
                                   Aug-97  6.80    5.10
                                   Sep-97  7.08    5.01





     One need not look far to discover the confluence of favorable factors that has supported the positive investment environment. Healthy domestic economic growth, combined with declining inflation expectations, and an aging population's heightened focus on investing for financial security have produced an ideal setting for the stock and bond markets. Confident consumers have benefited from a high level of job availability, higher real incomes, and growth in their net worth as the securities markets advanced. Aggressive capital spending strengthened the United States' international competitive position, while the promise of a balanced federal budget built the confidence of our overseas creditors.

     Moderation in everything is often mentioned as a prescription for long life for investors - so too for market advances. Clearly, economic growth at a moderate pace that does not encourage inflation has been the source of today's accommodative monetary policy. Knowing the importance of monetary policy to the stock and bond markets, what is the maximum non-inflationary rate of growth for the domestic economy? A number of well supported opinions are heard, but it would seem that growth closer to 3.0% real Gross Domestic Product (GDP) than 2.0% is

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


possible. As the largest participant in the global economy, the United States has benefited greatly from excess global productive capacity, competitive pricing, and a strong dollar that has increased domestic purchasing power. Substantial rationalization of business structures, heavy investment in productivity enhancing technology, and restrained wage demands in favor of job security are contributing to a potential for greater economic growth without touching off inflation.



REAL GDP -- SEASONALLY ADJUSTED ANNUAL RATE

Line graph depicting real GDP using a quarter/quarter percent change and a year/year percent change.

[PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     2.4             4             1994         3               3.1
         4.1             4                          4.7             3.8
         2.4             3.7                        1.8             3.7
         5.1             3.5                        3.6             3.3
1989     4               3.9           1995         0.9             2.7
         3               3.6                        0.3             1.6
         2.2             3.6                        3               2
         0.4             2.4                        2.2             1.6
1990     3.9             2.4           1996         1.8             1.8
         1.2             1.9                        6               3.2
        -1.9             0.9                        1               2.7
        -4              -0.2                        4.3             3.3
1991    -2.1            -1.7           1997E        4.9             4
         1.8            -1.6                        3.3             3.4
         1              -0.8                        3.3             3.9
         1               0.4                        3               3.6
1992     4.7             2.1           1998E        2.8             3.1
         2.5             2.3                        2.7             3
         3               2.8                        2.6             2.8
         4.3             3.6                        2.6             2.7
1993     0.1             2.5
         2               2.3
         2.1             2.1
         5.3             2.4





     The current expansion, now over six years old, has certainly not progressed in a straight line, but it has possessed the capacity to correct imbalances with a series of small inventory adjustments and interest rate fluctuations, resulting from cautious shifts in monetary policy or changes in bond market psychology. No condition is present that points to an end to the economic expansion, although its sheer age suggests a slower pace of growth. Terminal scenarios circulating today range from inflationary boom to deflationary bust, but we expect a period of moderate growth, averaging slightly less than 3.0% real GDP in coming quarters.

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


     Although inflation should be contained below 3.0%, our concern rests with a visible shortage of skilled workers that threatens to drive labor costs beyond that which can be offset by efficiencies. Signs of employment cost pressure could promote tighter monetary policy and an eventual slowing of economic growth. Monetary restraint would be a strong negative for the securities markets. Knowing that equity ownership has expanded greatly as a portion of household net worth in the past decade, we are concerned that a correction of today's fully priced stock market could adversely influence consumption, corporate profits, and capital investment, in turn.



CONSUMER PRICES

Graph depicting Consumer Prices using quarter/quarter % change and year/year % change.

[PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     4.665308        3.946981      1993         2.918486        3.122765
         4.963709        4.109589                   1.862147        2.815235
         4.555087        4.302628                   3.260476        2.743902
         4.618315        4.700487                   2.023855        2.514552
1989     6.503806        5.157268      1994         2.383030        2.380952
         3.273053        4.731243                   3.754603        2.853198
         4.015241        4.595792                   2.529234        2.670623
         7.061599        5.201204                   2.785411        2.861685
1990     4.121541        4.607922      1995         3.127208        3.048092
         7.084450        5.560011                   2.120068        2.639821
         6.961204        6.299629                   2.463589        2.623388
         3.021696        5.282332                   3.333780        2.759991
1991     2.393909        4.842865      1996         3.394325        2.826468
         3.081669        3.849076                   2.668529        2.964255
         3.357734        2.963147                   3.343406        3.184575
         2.736221        2.891745                   2.372276        2.943704
1992     3.110340        3.071253      1997         3.552955        2.983166
         3.086342        3.072421                   3.012972        3.069433
         3.547542        3.119710                   3.242644        3.044300
         2.939935        3.170790


     The current bond market can best be described as trapped between the fear of excess growth with the risk of higher inflation and a sense that the expansion could progress at a pace that permits continued moderate inflation and possibly lower bond yields. With a forecast of moderate economic growth and some wariness regarding the continuation of very low price inflation, our bond portfolio policy is essentially neutral. Signs of an acceleration in inflation would cause us to shorten portfolio duration quickly.

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


THE BOND MARKET BALANCE

(Graphic: Scale weighted to the negatives)


NEGATIVES                                    POSITIVES

RESILIENCE OF ECONOMY                        MODERATE ECONOMIC GROWTH
LABOR COST PRESSURE                          LOW REPORTED INFLATION
POSSIBLE REDUCED FOREIGN CAPITAL FLOWS       STABLE TO RISING DOLLAR
FED TIGHTENING                               DIMINISHED FEDERAL DEFICIT


     The strong, globally competitive position of the U.S. economy, the opening of new business opportunities in emerging market-based economies, and the beneficial balance of demand and capacity at low price levels suggest that the secular advance in equities is not over. The potential for correction exists, however. The valuation of the general market is at a very high level, apparently incorporating assumptions about lower interest rates or profit growth that we find exceedingly optimistic. Believing that interest rates are confined to a fairly narrow range and expecting far more difficult profit comparisons in coming quarters, we have placed additional emphasis on valuation in our disciplined approach to stock selection. In our portfolio strategy we have balanced exposure to opportunity with a keen appreciation of the volatility of the current market.


THE STOCK MARKET BALANCE

(Graphic: Scale weighted to the negatives)


NEGATIVES                                    POSITIVES

DIFFICULT PROFIT COMPARISONS AHEAD           SUSTAINED ECONOMIC EXPANSION
MARKET FAIRLY VALUED                         LOW INFLATION
RISK OF HIGHER INTEREST RATES                ACCOMMODATIVE MONETARY POLICY
                                             DEMOGRAPHICALLY BASED DEMAND

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


     We are pleased to fulfill your unique investment needs through the distinct investment disciplines represented by the First American Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.

Sincerely,

/s/ John M. Murphy, Jr.

John M. Murphy, Jr.
Chief Investment Officer
First Asset Management

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997

                               MONEY MARKET FUNDS

INVESTMENT OBJECTIVES: TO PROVIDE MAXIMUM CURRENT INCOME WHILE PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

     First American Funds offers three money market funds: Treasury Obligations, Government Obligations and Prime Obligations. The aggregate assets of these Funds have grown from $6.3 billion one year ago to $9 billion.

     The TREASURY OBLIGATIONS FUND invests in U.S. Treasury obligations and repurchase agreements related to such securities. As of fiscal year-end, the Fund has outperformed its average peer for 11 consecutive quarters.* Fund assets grew from $1.9 billion to $3.7 billion during the year. For the fiscal year-end, the Institutional Class C shares seven-day effective yield was 5.32% and the average weighted maturity was 37 days. This Fund is rated Triple-A by both Moody's and Standard & Poor's.

     The GOVERNMENT OBLIGATIONS FUND invests in short-term debt obligations issued or backed by the U.S. Government or its agencies and repurchase agreements related to such securities. As of fiscal year-end, the Fund has performed in the top quartile of its universe for 19 consecutive quarters.* Fund assets grew from $1 billion to $1.3 billion during the year. At year-end, the Institutional, Class C seven-day effective yield was 5.34% and the average weighted maturity was 42 days.

     The PRIME OBLIGATIONS FUND invests in short-term debt obligations issued or backed by the U.S. Government or its agencies, and corporate obligations including high grade commercial paper, corporate debt and loan participation interests. As of fiscal year-end, the Fund has performed in the top quartile of its universe for 19 consecutive quarters.* Fund assets grew from $3.4 billion to $4.0 billion during the year. At year-end, the Institutional Class C seven-day effective yield was 5.48% and the average weighted maturity was 40 days.

* ON A GROSS YIELD BASIS AS REPORTED BY IBC

                          INDEPENDENT AUDITORS' REPORT

                               September 30, 1997

The Board of Directors and Shareholders
First American Funds, Inc.:

     We have audited the accompanying statements of net assets as of September 30, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the three funds constituting First American Funds, Inc., for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities on loan, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the three funds constituting

                          INDEPENDENT AUDITORS' REPORT

                               September 30, 1997


First American Funds, Inc. as of September 30, 1997, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
November 7, 1997

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                             PRIME OBLIGATIONS FUND

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 49.6%

BROKERAGE - 1.3%

Bear Stearns
  5.530%, 10/17/97                                 $   25,000     $   24,939
Credit Suisse First Boston
  5.971%, 10/20/97 (B)                                 25,000         24,923
                                                                  ----------
                                                                      49,862
                                                                  ----------
CAPTIVE FINANCE - 1.1%

Bell Atlantic Financial Services
  5.576%, 10/09/97                                     35,000         34,957
Ford Motor Credit
  5.618%, 10/01/97                                      4,000          4,000
  5.581%, 10/14/97                                      4,000          3,992
                                                                  ----------
                                                                      42,949
                                                                  ----------
COMMERCIAL FUNDING CORPORATIONS - 19.5%

Distribution Funding
  5.573%, 10/02/97 (B)                                  5,000          4,999
  5.603%, 10/02/97 (B)                                  5,340          5,339
  5.585%, 10/07/97 (B)                                 34,660         34,628
  5.591%, 10/14/97 (B)                                 33,500         33,433
  5.585%, 11/03/97 (B)                                 15,000         14,924
Equipment Funding
  5.583%, 10/03/97                                     25,275         25,267
  5.557%, 10/07/97                                     30,000         29,972
  5.635%, 11/05/97                                      9,992          9,938
Equipment Intermediation Partnership
  5.534%, 10/02/97 (B)                                 47,025         47,018
  5.565%, 10/07/97 (B)                                 30,000         29,972
  5.635%, 11/05/97 (B)                                 46,438         46,185
Fleet Funding
  5.568%, 10/21/97 (B)                                 25,000         24,923
Pooled Accounts Receivable Capital
  5.552%, 10/01/97 (B)                                 25,000         25,000
  5.558%, 10/06/97 (B)                                 25,129         25,110


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

  5.570%, 10/17/97 (B)                             $   25,137     $   25,075
  5.576%, 10/23/97 (B)                                 20,000         19,932
  5.607%, 10/27/97 (B)                                 26,370         26,264
  5.586%, 11/10/97 (B)                                 20,166         20,042
  5.622%, 11/25/97 (B)                                 27,764         27,528
Premium Funding E
  5.581%, 10/02/97 (B)                                 20,000         19,997
  5.614%, 10/06/97 (B)                                 35,487         35,460
  5.585%, 10/08/97 (B)                                 15,000         14,984
  5.578%, 10/20/97 (B)                                 28,911         28,826
  5.592%, 10/24/97 (B)                                 29,946         29,839
  5.608%, 10/27/97 (B)                                 28,714         28,598
  5.626%, 10/29/97 (B)                                 20,000         19,913
Receivables Capital
  5.578%, 10/01/97 (B)                                 25,031         25,031
  5.567%, 10/10/97 (B)                                 30,000         29,958
  5.581%, 10/10/97 (B)                                 23,112         23,080
  5.576%, 10/16/97 (B)                                 15,386         15,350
  5.557%, 10/20/97 (B)                                 25,000         24,927
                                                                  ----------
                                                                     771,512
                                                                  ----------
DIVERSIFIED FINANCE - 1.1%

American Express Credit
  5.589%, 10/14/97                                      4,000          3,992
Commercial Credit
  5.607%, 11/07/97                                     40,000         39,772
                                                                  ----------
                                                                      43,764
                                                                  ----------
DOMESTIC BANKS - 10.7%

Hahn Issuing II (LOC: Citibank)
  5.558%, 10/07/97                                     20,721         20,702
  5.582%, 10/20/97                                     26,000         25,924
International Securitization
 (Guarantor: FNB Chicago)
  5.584%, 10/21/97 (B)                                 40,000         39,877
  5.599%, 10/27/97 (B)                                 45,000         44,820


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

  5.590%, 11/07/97 (B)                             $   10,071     $   10,014
  5.595%, 11/13/97 (B)                                 16,405         16,296
  5.707%, 02/26/98 (B)                                 13,304         12,999
  5.708%, 02/27/98 (B)                                 27,228         26,600
Kzh-Ing-1 (LOC: Chase Manhattan)
  5.623%, 10/24/97 (B)                                 15,131         15,077
  5.640%, 10/28/97 (B)                                  9,131          9,093
  5.580%, 11/26/97 (B)                                  9,120          9,041
  5.657%, 12/01/97 (B)                                  9,092          9,006
Kzh Crescent (LOC: Chase Manhattan)
  5.635%, 11/28/97 (B)                                  8,812          8,733
  5.637%, 11/28/97 (B)                                  9,105          9,023
  5.759%, 02/27/98 (B)                                  4,531          4,426
  5.731%, 01/30/98 (B)                                  4,242          4,163
  5.760%, 03/03/98 (B)                                  7,732          7,548
Kzh Holding III (LOC: Chase Manhattan)
  5.650%, 10/10/97 (B)                                  7,610          7,599
  5.625%, 10/15/97 (B)                                 10,635         10,612
  5.604%, 10/21/97 (B)                                  5,037          5,021
  5.637%, 12/01/97 (B)                                  7,589          7,518
  5.580%, 12/03/97 (B)                                  9,917          9,820
  5.654%, 12/19/97 (B)                                 30,000         29,633
  5.679%, 12/29/97 (B)                                  6,052          5,969
  5.759%, 02/27/98 (B)                                  9,108          8,897
Kzh Soleil (LOC: Chase Manhattan)
  5.606%, 10/08/97 (B)                                 27,035         27,006
  5.605%, 10/09/97 (B)                                 16,324         16,304
  5.580%, 11/26/97 (B)                                  5,061          5,017
  5.658%, 12/08/97 (B)                                  9,582          9,481
  5.758%, 02/17/98 (B)                                  5,117          5,006
                                                                  ----------
                                                                     421,225
                                                                  ----------
FOREIGN BANKS - 7.5%
Banco Real S A (LOC: Barclays Bank)
  5.902%, 10/01/97                                     25,000         25,000
Biltmore Capital (LOC: Bank of Tokyo-Mitsubishi)
  5.607%, 10/09/97                                      5,000          4,994



The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
Casio Phonemate (LOC: Bank of Tokyo-Mitsubishi)
  5.640%, 10/17/97                                 $   14,000     $   13,965
China International Marine Containers Group
 (LOC: Societe Generale)
  5.583%, 10/08/97                                     20,000         19,979
Cosco Cayman Limited (LOC: Credit Suisse)
  5.586%, 11/03/97                                     20,000         19,898
Hartz 667 (LOC: Bank of Tokyo-Mitsubishi)
  5.607%, 10/06/97                                     15,640         15,628
  5.606%, 10/08/97                                     34,670         34,632
  5.626%, 10/22/97                                     41,260         41,125
Koc Funding (LOC: Credit Suisse)
  5.994%, 02/13/98                                     10,000          9,784
  6.064%, 02/13/98                                     10,000          9,783
Mitsubishi Motors Credit America
 (LOC: Bank of Tokyo-Mitsubishi)
  5.617%, 10/01/97                                     15,000         15,000
Pemex Capital (LOC: Credit Suisse)
  5.856%, 10/22/97                                     15,000         14,950
Towson Town Center
 (LOC: Bank of Tokyo-Mitsubishi)
  5.631%, 10/09/97                                     12,685         12,669
  5.646%, 10/15/97                                     20,000         19,956
  5.621%, 10/17/97                                      8,500          8,479
  5.629%, 10/21/97                                     20,000         19,938
US Prime Property (LOC: Westpac Banking)
  5.690%, 02/17/98                                     12,400         12,135
                                                                  ----------
                                                                     297,915
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
FOREIGN FUNDING CORPORATIONS - 2.1%

Sigma Finance
  5.620%, 10/06/97 (B)                             $   24,000     $   23,982
  5.622%, 10/09/97 (B)                                 12,975         12,959
  5.597%, 10/27/97 (B)                                 28,000         27,888
  5.712%, 02/02/98 (B)                                 20,000         19,616
                                                                  ----------
                                                                      84,445
                                                                  ----------
RETAIL FUNDING CORPORATIONS - 6.3%

Enterprise Funding
  5.575%, 10/03/97 (B)                                 45,979         45,965
  5.569%, 10/14/97 (B)                                 10,000          9,980
  5.713%, 02/19/98 (B)                                 10,000          9,783
  5.961%, 02/27/98 (B)                                 13,768         13,442
First Deposit Master Trust
  5.550%, 10/03/97 (B)                                 17,982         17,976
  5.563%, 10/08/97 (B)                                 24,000         23,974
  5.555%, 10/16/97 (B)                                 30,000         29,931
  5.567%, 10/17/97 (B)                                 34,700         34,615
  5.586%, 10/23/97 (B)                                 20,000         19,932
  5.588%, 11/06/97 (B)                                 35,000         34,806
  5.630%, 11/13/97 (B)                                  8,338          8,283
                                                                  ----------
                                                                     248,687
                                                                  ----------
TOTAL COMMERCIAL PAPER
 (Cost $1,960,359)                                                 1,960,359
                                                                  ----------

CORPORATE OBLIGATIONS - 30.2%

BROKERAGE - 10.1%

Bankers Trust
  5.840%, 10/01/97 (A) (B)                            105,000        105,000
Bear Stearns
  5.740%, 10/01/97 (A)                                100,000        100,000
Morgan Stanley
  5.706%, 10/15/97 (A)                                 75,000         75,000


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
Structured Enhanced Return Trust 1995
 (Guarantor: Merrill Lynch)
  5.742%, 12/18/97 (B)                             $   35,000     $   35,000
WFP Tower B Finance Short Term Steers Trust
 (Guarantor: Merrill Lynch)
  5.716%, 10/08/97 (A)                                 84,343         84,341
                                                                  ----------
                                                                     399,341
                                                                  ----------
CAPTIVE FINANCE - 1.3%

Ford Motor Credit
  7.125%, 12/01/97                                      9,760          9,776
  8.000%, 12/01/97                                     10,315         10,351
  9.375%, 12/15/97                                     10,920         10,992
  6.250%, 02/26/98                                      4,000          4,000
  9.250%, 06/15/98                                     14,415         14,733
                                                                  ----------
                                                                      49,852
                                                                  ----------
DIVERSIFIED FINANCE - 2.3%

American General Finance
  8.250%, 01/15/98                                     11,500         11,582
Associates of North America
  7.250%, 05/15/98                                      3,660          3,690
  5.250%, 09/01/98                                      5,000          4,973
  6.500%, 09/09/98                                     18,650         18,750
Beneficial
  8.220%, 06/15/98                                     11,865         12,054
General Electric Capital
  5.050%, 02/09/98                                      4,000          3,983
Household Finance
  7.550%, 03/16/98                                     12,450         12,527
International Lease Finance
  5.870%, 02/13/98                                     10,850         10,848
  5.625%, 03/01/98                                      6,450          6,434
  8.350%, 10/01/98                                      6,469          6,622
                                                                  ----------
                                                                      91,463
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
DOMESTIC BANKS - 3.0%

Credit Suisse First Boston
  6.148%, 06/02/98 (B)                             $    8,000     $    8,015
SMM Trust 1996-D
 (Guarantor: Morgan Guaranty)
  5.706%, 10/28/97 (A) (B)                            110,000        110,000
                                                                  ----------
                                                                     118,015
                                                                  ----------
FINANCIAL SERVICES - 0.1%

Goldman Sachs
  6.100%, 04/15/98                                      3,000          3,004
                                                                  ----------
FOREIGN FUNDING CORPORATIONS - 6.4%

Beta Finance
  5.870%, 01/30/98 (B)                                 30,000         30,016
Salts III Cayman Island Series 1997-1
 (Guarantor: Bankers Trust)
  6.064%, 12/18/97 (B)                                100,000        100,000
  5.943%, 01/23/98 (B)                                 80,000         80,000
Sigma Finance

  5.870%, 01/20/98 (B)                                 15,000         14,986
  5.915%, 03/05/98 (B)                                 27,000         26,995
                                                                  ----------
                                                                     251,997
                                                                  ----------
INSURANCE - 7.0%

Anchor National Life Insurance Investment
  5.670%, 10/01/97 (A) (C)                             75,000         75,000
Commonwealth Life Insurance
  5.806%, 10/01/97 (A) (C)                            125,000        125,000
Sun Life Insurance of America
  6.000%, 10/01/97 (A) (C)                             75,000         75,000
                                                                  ----------
                                                                     275,000
                                                                  ----------

TOTAL CORPORATE OBLIGATIONS
 (Cost $1,188,672)                                                 1,188,672
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)


DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.9%

Bankers Trust
  6.000%, 09/10/98                                 $   35,000     $   34,981
FCC National Bank of Wilmington
  5.725%, 01/07/98                                     50,000         49,990
Mercantile Safe Deposit & Trust
  5.716%, 10/01/97 (A)                                 20,000         20,000
  5.706%, 10/06/97 (A)                                 20,000         20,000
Mercantile Safe Deposit & Trust
  5.160%, 03/02/98                                      5,640          5,624
Societe Generale Institutional
  6.585%, 10/01/97 (A)                                100,000         99,939
Societe Generale Institutional
  5.770%, 01/09/98                                     25,000         24,971
  5.800%, 01/13/98                                     25,000         24,999
  6.340%, 04/16/98                                     20,000         19,996
  6.105%, 05/26/98                                     10,000         10,005
                                                                  ----------

TOTAL CERTIFICATES OF DEPOSIT
 (Cost $310,505)                                                     310,505
                                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.2%

Export-Import Bank
  5.779%, 10/15/97 (A) (B)                             70,455         70,445
Export-Import Bank/KA Leasing
  5.739%, 10/15/97 (A) (B)                             36,163         36,163
SLMA
  5.410%, 10/07/97 (A)                                 21,150         21,148
  5.320%, 10/07/97 (A)                                 38,400         38,191
U.S. AID
  5.890%, 10/07/97 (A)                                  1,250          1,248
                                                                  ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $167,195)                                                     167,195
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
LOAN PARTICIPATION CERTIFICATES - 3.3%
Barclays Bank (Morgan Stanley)
  5.570%, 10/15/97                                 $   50,000     $   50,000
  5.560%, 10/16/97                                     50,000         50,000
Toronto Dominion Bank
 (National Rural Utilities)
  5.570%, 10/03/97                                     30,000         30,000
                                                                  ----------

TOTAL LOAN PARTICIPATION CERTIFICATES
 (Cost $130,000)                                                     130,000
                                                                  ----------
ASSET-BACKED SECURITY - 2.8%
CARCO Auto Loan Master Trust 1993-2 A1
  5.575%, 10/15/97 (A)                                111,500        111,500
                                                                  ----------

TOTAL ASSET-BACKED SECURITY
 (Cost $111,500)                                                     111,500
                                                                  ----------

REPURCHASE AGREEMENT - 2.0%

Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $80,320,608 (collateralized
 by U.S. Treasury Instruments: total market
 value $81,914,140)                                    80,307         80,307
                                                                  ----------

TOTAL REPURCHASE AGREEMENT
 (Cost $80,307)                                                       80,307
                                                                  ----------

TOTAL INVESTMENTS - 100.0%
 (Cost $3,948,538)                                                 3,948,538
                                                                  ----------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                 678
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                                       VALUE (000)
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares - Institutional Class ($.01 par value -
 20 billion authorized) based on 3,615,864,191 outstanding
 shares                                                            3,615,864
Portfolio Shares - Retail Class A ($.01 par value -
 20 billion authorized) based on 218,262,281 outstanding
 shares                                                           $  218,262
Portfolio Shares - Retail Class B ($.01 par value -
 20 billion authorized) based on 2,020,273 outstanding
 shares                                                                2,020
Portfolio Shares - Corporate Trust Class ($.01 par value -
 20 billion authorized) based on 113,070,148 outstanding
 shares                                                              113,070
                                                                  ----------
TOTAL NET ASSETS - 100.0%                                         $3,949,216
                                                                  ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - INSTITUTIONAL CLASS                            $     1.00
                                                                  ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - RETAIL CLASS A                                 $     1.00
                                                                  ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - RETAIL CLASS B (1)                             $     1.00
                                                                  ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - CORPORATE TRUST CLASS                          $     1.00
                                                                  ----------


(1)Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A)Variable Rate Security - the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B)Security sold within the terms of a private placement memorandum, exempt from registration under section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)Private placement securities - considered illiquid investments.

AID--Agency for International Development
LOC--Letter of Credit
SLMA--Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                           GOVERNMENT OBLIGATIONS FUND


DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.1%

Export-Import Bank
  5.779%, 10/15/97 (A) (B)                         $   30,000     $   29,996
  5.739%, 10/15/97 (A) (B)                             18,198         18,199
  5.750%, 10/15/97 (A) (B)                             25,000         25,000
FFCB
  5.790%, 10/01/97 (A)                                 20,000         20,019
  5.450%, 03/03/98                                     22,000         21,954
  5.900%, 06/02/98                                     20,000         20,013
  5.750%, 07/01/98                                      7,000          7,000
FHLB
  5.760%, 10/01/97                                      5,000          5,000
  5.790%, 10/01/97 (A)                                 13,000         12,982
  6.000%, 10/01/97 (A)                                 25,000         25,021
  5.505%, 10/02/97                                     45,600         45,593
  5.589%, 12/04/97 (A)                                 20,000         19,995
  5.490%, 01/02/98                                     10,000          9,995
  5.650%, 01/07/98                                      4,000          4,000
  5.960%, 06/09/98                                      3,000          3,002
  5.760%, 07/08/98                                      8,440          8,440
  5.755%, 09/30/98                                     14,750         14,750
FHLMC
  5.443%, 10/20/97 (A)                                 50,000         49,982
FNMA
  5.460%, 10/01/97 (A)                                 50,000         49,996
  5.680%, 10/07/97                                     22,380         22,380
  9.550%, 11/10/97                                      3,700          3,716
  5.420%, 12/16/97                                     10,000          9,998
  5.480%, 01/02/98                                     16,350         16,332
  6.080%, 05/06/98                                     15,000         15,009
  5.630%, 08/14/98                                     15,000         14,976
SLMA
  5.250%, 10/07/97 (A)                                 30,000         30,000
  5.320%, 10/07/97 (A)                                 14,000         13,983
  5.410%, 10/07/97 (A)                                 15,000         15,000
  5.615%, 10/29/97                                     30,000         30,000


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)


DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

  5.850%, 06/10/98                                 $   10,000     $   10,005
  5.600%, 08/11/98                                     15,000         14,977
  5.820%, 09/16/98                                     14,400         14,408
U.S. AID
  5.510%, 10/07/97 (A)                                 28,000         28,005
  5.560%, 10/07/97 (A)                                    850            850
  5.764%, 10/07/97 (A)                                 15,000         15,000
  5.774%, 10/07/97 (A)                                 10,000          9,988
                                                                  ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $655,564)                                                     655,564
                                                                  ----------
OTHER U.S. GOVERNMENT OBLIGATIONS - 9.9%

Downey Savings & Loan
 (LOC: FHLB of San Francisco)
  5.686%, 10/24/97                                     20,000         19,929
  5.465%, 11/18/97                                     25,000         24,825
  5.680%, 12/05/97                                     10,000          9,902
  5.680%, 03/27/98                                      9,000          8,758
Secondary Market Services
 (LOC: SLMA of San Francisco)
  5.526%, 10/06/97                                     23,066         23,048
  5.497%, 10/20/97                                     20,871         20,811
  5.524%, 10/22/97                                     20,000         19,936
                                                                  ----------

TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
 (Cost $127,209)                                                     127,209
                                                                  ----------
REPURCHASE AGREEMENTS - 38.9%
Lehman Brothers
 6.000%, dated 09/30/97, matures 10/01/97,
 repurchase price $119,552,922 (collateralized by
 U.S. Treasury Instruments: total market value
 $121,923,780)                                        119,533        119,533


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $260,044,056 (collateralized
  by U.S. Treasury Instruments: total market
 value $265,200,538)                               $  260,000     $  260,000
Prudential Securities
 6.080%, dated 09/30/97, matures 10/01/97,
 repurchase price $120,020,267 (collateralized
 by U.S. Treasury and Government Agency
 Instruments: total market value $122,401,199)        120,000        120,000
                                                                  ----------

TOTAL REPURCHASE AGREEMENTS
 (Cost $499,533)                                                     499,533
                                                                  ----------

TOTAL INVESTMENTS - 99.9%
 (Cost $1,282,306)                                                 1,282,306
                                                                  ----------

OTHER ASSETS AND LIABILITIES, NET - 0.1% (C)                           1,089
                                                                  ----------

NET ASSETS:
Portfolio Shares - Institutional Class ($.01 par value -
 20 billion authorized) based on 946,221,708 outstanding
 shares                                                           $  946,222
Portfolio Shares - Corporate Trust Class ($.01 par value -
 20 billion authorized) based on 337,210,778 outstanding
 shares                                                              337,210
Accumulated net realized loss on investments                             (37)
                                                                  ----------

TOTAL NET ASSETS - 100.0%                                         $1,283,395
                                                                  ----------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - INSTITUTIONAL CLASS                            $     1.00
                                                                  ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE - CORPORATE TRUST CLASS                         $     1.00
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

--------------------------------------------------------------------------------

(A)Variable Rate Security - the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B)Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following:

     Cash collateral received for securities on loan   $  144,884
     Payable upon return of securities on loan         $ (144,884)

AID--Agency for International Development
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                            TREASURY OBLIGATIONS FUND


DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 19.1%

U.S. Treasury Bills
  5.530%, 12/11/97                                 $   25,000     $   24,741
  5.650%, 01/08/98                                     50,000         49,258
  5.525%, 02/05/98                                     50,000         49,074
  5.910%, 03/05/98                                     50,000         48,794
  5.945%, 04/02/98                                     50,000         48,571
  5.880%, 04/30/98                                     25,000         24,187
  5.590%, 05/28/98                                     25,000         24,118
  5.570%, 08/20/98                                     25,000         23,817
U.S. Treasury Notes
  5.625%, 10/31/97                                     45,000         45,004
  5.750%, 10/31/97                                     25,000         25,003
  7.875%, 01/15/98                                     50,000         50,320
  7.875%, 04/15/98                                     50,000         50,517
  5.875%, 04/30/98                                     25,000         24,990
  6.125%, 05/15/98                                     50,000         50,058
  8.250%, 07/15/98                                     50,000         50,948
  5.250%, 07/31/98                                     50,000         49,832
  6.125%, 08/31/98                                     75,000         75,294
                                                                  ----------

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $714,526)                                                     714,526
                                                                  ----------

REPURCHASE AGREEMENTS - 81.1%

Bear Stearns
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $450,075,625 (collateralized
 by U.S. Treasury STRIPS: total market
 value $458,982,000)                                  450,000        450,000
BT Securities
 5.460%, dated 09/25/97, matures 10/01/97,
 repurchase price $180,163,800 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,583,000)                                  180,000        180,000


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                      TREASURY OBLIGATIONS FUND (CONTINUED)


DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

Donaldson, Lufkin & Jenrette
 6.070%, dated 09/30/97, matures 10/01/97,
 repurchase price $590,099,481 (collateralized
 by U.S. Treasury Instruments: total market
 value $601,800,608)                               $  590,000     $  590,000
First Boston
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,250 (collateralized
 by U.S. Treasury Bonds: total market
 value $184,053,485)                                  180,000        180,000
First Union
 5.470%, dated 09/25/97, matures 10/01/97,
 repurchase price $180,164,100 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,658,000)                                  180,000        180,000
Goldman Sachs
 5.460%, dated 09/26/97, matures 10/01/97,
 repurchase price $180,136,500 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,789,000)                                  180,000        180,000
Lehman Brothers
 6.000%, dated 09/30/97, matures 10/01/97,
 repurchase price $179,678,942
 (collateralized by U.S. Treasury Instruments:
 total market value $183,242,982)                     179,649        179,649
Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $240,040,667 (collateralized
 by U.S. Treasury Instruments: total market
 value $244,800,798)                                  240,000        240,000


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997


                      TREASURY OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                         PAR (000)     VALUE (000)
-----------------------------------------------------------------------------

Prudential Securities
 6.080%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,400 (collateralized
 by U.S. Treasury Note: total market
 value $183,600,671)                               $  180,000     $  180,000
Smith Barney
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $100,016,944 (collateralized
 by U.S. Treasury Instruments: total market
 value $102,000,203)                                  100,000        100,000
Societe Generale
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,500 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,604,000)                                  180,000        180,000
UBS Securities
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $400,067,222 (collateralized
 by U.S. Treasury Notes: total market
 value $408,002,428)                                  400,000        400,000
                                                                  ----------

TOTAL REPURCHASE AGREEMENTS
 (Cost $3,039,649)                                                 3,039,649
                                                                  ----------

TOTAL INVESTMENTS - 100.2%
 (Cost $3,754,175)                                                 3,754,175
                                                                  ----------

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                            (9,163)
                                                                  ----------

NET ASSETS:
Portfolio Shares - Institutional Class ($.01 par value -
 20 billion authorized) based on 897,798,054 outstanding
 shares                                                           $  897,799
Portfolio Shares - Corporate Trust Class ($.01 par value -
 20 billion authorized) based on 2,847,200,292 outstanding
 shares                                                            2,847,200
Accumulated net realized gain on investments                              13
                                                                  ----------


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS

                               September 30, 1997

                      TREASURY OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                                       VALUE (000)
-----------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $3,745,012
                                                                  ----------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - INSTITUTIONAL CLASS                            $     1.00
                                                                  ----------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE - CORPORATE TRUST CLASS                          $     1.00
                                                                  ----------


STRIPS--Separately Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
                               September 30, 1997


                                                   PRIME        GOVERNMENT       TREASURY
                                                OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                   FUND            FUND            FUND
                                                ..........      ...........     ...........
INVESTMENT INCOME:
 Interest                                        $210,069        $ 67,081+       $170,423
                                                 --------        --------        --------
EXPENSES:
 INVESTMENT ADVISORY FEES                          14,886           4,856          12,433
 Waiver of investment advisory fees                (2,485)           (836)         (2,528)
 Distribution fees - Retail Class A                   432              --              --
 Distribution fees - Retail Class B                    31              --              --
 Distribution fees - Corporate Trust Class            223             485           3,609
 Administrator fees                                 2,376             776           1,976
 Custodian fees                                     1,119             359             932
 Registration fees                                    281              99             666
 Professional fees                                    200              71             161
 Transfer agent fees                                  139              44              82
 Printing                                             116              45             110
 Directors' fees                                       81              26              68
 Amortization of organizational costs                  --              --               4
 Other                                                 48              25              85
                                                 --------        --------        --------
NET EXPENSES BEFORE EXPENSES PAID INDIRECTLY       17,447           5,950          17,598
 Less: Expenses paid indirectly                       (11)             (1)             --
                                                 --------        --------        --------
TOTAL NET EXPENSES                                 17,436           5,949          17,598
                                                 ========        ========        ========
 Investment income - net                          192,633          61,132         152,825
                                                 --------        --------        --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                --              (6)             19
                                                 --------        --------        --------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                       $192,633        $ 61,126        $152,844
                                                 ========        ========        ========

+ Includes income from securities lending program. See the Notes to the Financial Statements.



The accompanying notes are an integral part of the financial statements.

                    STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                            PRIME
                                                                       OBLIGATIONS FUND
                                                                 ...........................
                                                                     10/1/96         10/1/95
                                                                          TO              TO
                                                                     9/30/97         9/30/96
                                                                 -----------    ------------
OPERATIONS:
INVESTMENT INCOME - NET                                          $   192,633    $    146,306
Net realized gain (loss) on investments                                   --               4
                                                                 -----------    ------------
Net increase in net assets resulting from operations                 192,633         146,310
                                                                 -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
INVESTMENT INCOME - NET:
  Institutional class                                               (176,476)       (137,264)
  Retail class A                                                      (8,570)         (6,263)
  Retail class B                                                        (131)            (30)
  Corporate Trust class                                               (7,465)         (2,749)
Net realized gain on investments
  Institutional class                                                     --              --
  Retail class A                                                          --              --
  Retail class B                                                          --              --
  Corporate Trust class                                                   --              --
                                                                 -----------    ------------
TOTAL DISTRIBUTIONS                                                 (192,642)       (146,306)
                                                                 ===========    ============
CAPITAL SHARE TRANSACTIONS
 AT NET ASSET VALUE OF $1.00 PER SHARE:
Institutional Class:
  Proceeds from sales                                             14,572,560      15,297,762
  Share issued in connection
   with acquisition of Common Trust Fund Assets                      140,497              --
  Reinvestment of distributions                                       60,409          44,907
  Payments for redemptions                                       (14,323,805)    (15,087,516)
                                                                 -----------    ------------
Increase in net assets from Institutional Class transactions         449,661         255,153
                                                                 -----------    ------------
Retail class A:
  Proceeds from sales                                                620,931         315,802
  Reinvestment of distributions                                        8,075           6,093
  Payments for redemptions                                          (545,891)       (282,831)
                                                                 -----------    ------------
Increase in net assets from Retail Class A transactions               83,115          39,064
                                                                 -----------    ------------
  Retail class B:
  Proceeds from sales                                                  7,242           2,605
  Reinvestment of distributions                                          121              25
  Payments for redemptions                                            (7,107)           (880)
                                                                 -----------    ------------
Increase in net assets from Retail Class B transactions                  256           1,750
                                                                 -----------    ------------
  Corporate Trust Class:
  Proceeds from sales                                                714,714         522,024
  Payments for redemptions                                          (710,856)       (422,547)
                                                                 -----------    ------------
Increase in net assets from Corporate Trust Class transactions         3,858          99,477
                                                                 -----------    ------------
Increase in net assets from capital share transactions               536,890         395,444
                                                                 -----------    ------------
Total increase in net assets                                         536,881         395,448
NET ASSETS AT BEGINNING OF PERIOD                                  3,412,335       3,016,887
                                                                 ===========    ============
NET ASSETS AT END OF PERIOD (1)                                  $ 3,949,216    $  3,412,335
                                                                 ===========    ============

(1)Includes undistributed net investment income (000) of $0 and $9 for Prime Obligations Fund, $0 and $35 for Government Obligations Fund, and $0 and $31 for Treasury Obligations Fund at September 30, 1997 and September 30, 1996, respectively.


The accompanying notes are an integral part of the financial statements.

                    STATEMENTS OF CHANGES IN NET ASSETS (000)



           GOVERNMENT                     TREASURY
        OBLIGATIONS FUND              OBLIGATIONS FUND
   ..........................    ...........................
       10/1/96        10/1/95        10/1/96         10/1/95
            to             to             to              to
       9/30/97        9/30/96        9/30/97         9/30/96
   -----------    -----------    -----------    ------------
    $   61,132    $    48,394     $  152,825    $     76,326
            (6)             5             19              (6)
   -----------    -----------    -----------    ------------
        61,126         48,399        152,844          76,320
   -----------    -----------    -----------    ------------
       (45,205)       (36,142)       (35,311)        (11,845)
            --             --             --              --
            --             --             --              --
       (15,962)       (12,252)      (117,545)        (64,450)
            --             --             --              (5)
            --             --             --              --
            --             --             --              --
            --             --             --             (26)
   -----------    -----------    -----------    ------------
       (61,167)       (48,394)      (152,856)        (76,326)
   ===========    ===========    ===========    ============
     5,674,757      6,156,036      5,288,369       2,598,130
            --             --          6,884              --
        24,252         20,243          4,510           4,174
    (5,530,377)    (5,949,974)    (4,719,356)     (2,402,082)
   -----------    -----------    -----------    ------------
       168,632        226,305        580,407         200,222
   -----------    -----------    -----------    ------------
            --             --             --              --
            --             --             --              --
            --             --             --              --
   -----------    -----------    -----------    ------------
            --             --             --              --
   -----------    -----------    -----------    ------------
            --             --             --              --
            --             --             --              --
            --             --             --              --
   -----------    -----------    -----------    ------------
            --             --             --              --
   -----------    -----------    -----------    ------------
     1,115,568        747,717      6,989,426       5,207,698
    (1,047,740)      (677,196)    (5,758,331)     (4,630,381)
   -----------    -----------    -----------    ------------
        67,828         70,521      1,231,095         577,317
   -----------    -----------    -----------    ------------
       236,460        296,826      1,811,502         777,539
   -----------    -----------    -----------    ------------
       236,419        296,831      1,811,490         777,533
     1,046,976        750,145      1,933,522       1,155,989
   ===========    ===========    ===========    ============
   $ 1,283,395    $ 1,046,976    $ 3,745,012    $  1,933,522
   ===========    ===========    ===========    ============

                              FINANCIAL HIGHLIGHTS
                               September 30, 1997


                NET ASSET                   DIVIDENDS     NET ASSET
                  VALUE        NET          FROM NET       VALUE
                BEGINNING   INVESTMENT     INVESTMENT      END OF
                OF PERIOD     INCOME         INCOME        PERIOD
              .....................................................
PRIME OBLIGATIONS FUND
 INSTITUTIONAL CLASS
 1997              $1.00     $ 0.052       $  (0.052)      $ 1.00
 1996               1.00       0.052          (0.052)        1.00
 1995               1.00       0.055          (0.055)        1.00
 1994               1.00       0.035          (0.035)        1.00
 1993               1.00       0.030          (0.030)        1.00
 1992               1.00       0.039          (0.039)        1.00
 1991               1.00       0.064          (0.064)        1.00
 1990(1)            1.00       0.046          (0.046)        1.00
 RETAIL CLASS A
 1997              $1.00     $ 0.049       $  (0.049)      $ 1.00
 1996               1.00       0.050          (0.050)        1.00
 1995(2)            1.00       0.038          (0.038)        1.00
 RETAIL CLASS B
 1997              $1.00     $ 0.042       $  (0.042)      $ 1.00
 1996               1.00       0.042          (0.042)        1.00
 1995(3)            1.00       0.032          (0.032)        1.00
 CORPORATE TRUST CLASS
 1997              $1.00     $ 0.050       $  (0.050)      $ 1.00
 1996               1.00       0.051          (0.051)        1.00
 1995(4)            1.00       0.038          (0.038)        1.00
GOVERNMENT OBLIGATIONS FUND
 INSTITUTIONAL CLASS
 1997              $1.00     $ 0.051       $  (0.051)      $ 1.00
 1996               1.00       0.051          (0.051)        1.00
 1995               1.00       0.054          (0.054)        1.00
 1994               1.00       0.034          (0.034)        1.00
 1993               1.00       0.028          (0.028)        1.00
 1992               1.00       0.038          (0.038)        1.00
 1991               1.00       0.060          (0.060)        1.00
 1990(1)            1.00       0.045          (0.045)        1.00
 CORPORATE TRUST CLASS
 1997              $1.00     $ 0.049       $  (0.049)      $ 1.00
 1996               1.00       0.050          (0.050)        1.00
 1995(2)            1.00       0.038          (0.038)        1.00
TREASURY OBLIGATIONS FUND
 INSTITUTIONAL CLASS
 1997              $1.00     $ 0.050       $  (0.050)      $ 1.00
 1996               1.00       0.050          (0.050)        1.00
 1995(4)            1.00       0.038          (0.038)        1.00
 CORPORATE TRUST CLASS
 1997              $1.00     $ 0.049       $  (0.049)      $ 1.00
 1996               1.00       0.049          (0.049)        1.00
 1995               1.00       0.051          (0.051)        1.00
 1994(5)            1.00       0.031          (0.031)        1.00


+ Returns are for the period indicated and have not been annualized.

(1)Commenced operations on March 1, 1990. All ratios for the period have been annualized.

(2)Commenced operations on January 21, 1995. All ratios for the period have been annualized.

(3)Commenced operations on January 23, 1995. All ratios for the period have been annualized.

(4)Commenced operations on January 24, 1995. All ratios for the period have been annualized.

(5)Commenced operations on October 4, 1993. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS
                               September 30, 1997


                                                            RATIO OF
                                            RATIO OF NET   EXPENSES TO
                               RATIO OF      INVESTMENT     AVERAGE
                NET ASSETS    EXPENSES TO    INCOME TO     NET ASSETS
    TOTAL         END OF        AVERAGE       AVERAGE      (EXCLUDING
    RETURN     PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)
   ..................................................................
    5.32%      $3,615,873        0.45%          5.19%         0.52%
    5.34        3,166,213        0.45           5.20          0.54
    5.64        2,911,055        0.45           5.53          0.60
    3.56        1,307,347        0.45           3.58          0.60
    3.02          682,988        0.45           2.97          0.62
    4.02          203,765        0.45           3.90          0.59
    6.60          193,650        0.45           6.43          0.57
    4.73+         239,231        0.45           7.90          0.55

    5.06%      $  218,261        0.70%          4.95%         0.77%
    5.08          135,146        0.70           4.94          0.79
    3.84+          96,083        0.70           5.43          0.82

    4.27%      $    2,018        1.45%          4.17%         1.52%
    4.29            1,763        1.45           4.15          1.54
    3.28+              14        1.45           4.70          1.57

    5.16%      $  113,064        0.60%          5.02%         0.67%
    5.18          109,213        0.60           4.98          0.69
    3.86+           9,735        0.60           5.51          0.72

    5.20%      $  946,196        0.45%          5.07%         0.52%
    5.24          777,594        0.45           5.10          0.54
    5.55          551,286        0.45           5.44          0.60
    3.48          455,869        0.45           3.61          0.61
    2.87          237,331        0.45           2.83          0.65
    3.85           93,770        0.45           3.71          0.64
    6.22           72,824        0.45           5.90          0.68
    4.56+          29,704        0.45           7.60          0.98

    5.04%      $  337,199        0.60%          4.92%         0.67%
    5.08          269,382        0.60           4.96          0.69
    3.85+         198,859        0.60           5.45          0.70

    5.14%      $  897,797        0.45%          5.03%         0.53%
    5.15          317,392        0.45           5.00          0.55
    3.83+         117,171        0.45           5.50          0.55

    4.98%      $2,847,215        0.60%          4.88%         0.68%
    5.00        1,616,130        0.60           4.86          0.70
    5.22        1,038,818        0.60           5.13          0.70
    3.12+         746,090        0.58           3.19          0.68

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

1    ORGANIZATION

     The First American Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund are funds offered by First American Funds, Inc.
(FAF). FAF is registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. The FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American Investment Funds, Inc. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C and D shares are offered only to qualifying institutional investors. Class A and B shares are not offered by the Government Obligations Fund or Treasury Obligations Fund.

     The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.



2    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Fund's are as follows:

     SECURITY VALUATION -- Investment securities held are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES -- Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are prorated to the fund on the basis of relative net assets for each of the funds within the First American Family of Funds (First American Funds, Inc., First American Investment Funds, Inc., and First American Strategy Funds, Inc.). Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective class on the basis of the relative net asset value each day.

     FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

     REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     SECURITIES LENDING -- Each fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. The funds' policy is to maintain collateral in the form of cash, United States' Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


3    FEES AND EXPENSES

     Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF Funds is equal to an annual rate of
 .40% of the average daily net assets.

     Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian. In the Statement of Operations, expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances.

     SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee of .25% of each Fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of FAF, First American Investment Funds, Inc. and First American Strategy Funds, Inc. exceed $8 billion, the annual rate of each FAF fund is reduced to .055%.

     In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors,

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the period ended September 30, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     DST Systems, Inc. provides transfer agent services for the Funds.

     A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.



                               CONTINGENT DEFERRED SALES CHARGE
                                  AS A PERCENTAGE OF DOLLAR
         YEAR SINCE PURCHASE       AMOUNT SUBJECT TO CHARGE
         ...................   ................................
                First                      5.00%
                Second                     5.00%
                Third                      4.00%
                Fourth                     3.00%
                Fifth                      2.00%
                Sixth                      1.00%
                Seventh                    0.00%
                Eighth                     0.00%


4    SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 1997, the collateral purchased with cash received and held at September 30, 1997 with

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

respect to such loans, and income generated during fiscal 1997 from the program were as follows (000):



                                                INCOME RECEIVED
                           MARKET VALUE OF      FROM SECURITIES
         FUND             LOANED SECURITIES         LENDING
 ......................    ..................    ................
Government Obligations        $140,753                $17



                                          MARKET VALUE OF
                                       COLLATERAL PURCHASED
                                        WITH CASH RECEIVED
                           .............................................
                            REPURCHASE     MONEY MARKET     FIXED INCOME
          FUND              AGREEMENTS      INSTRUMENT      SECURITIES
------------------------   ------------   --------------   -------------
Government Obligations       $144,884          $ --            $ --


5    COMMON TRUST FUND CONVERSIONS

     On August 8, 1997 a common trust fund conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAF. The Funds involved in the conversion are as follows:



             COMMON TRUST FUND                      ACQUIRING FUND
 ............................................    ........................
US Bancorp Daily Intermediate Trust            Prime Obligations Fund
US Bancorp Daily Intermediate Trust Treasury   Treasury Obligations Fund

     The assets which consisted of securities, and related receivable were converted on a tax-free basis. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:


                                                       NET
                                                   UNREALIZED
      COMMON TRUST FUND              ASSETS        GAIN/(LOSS)
 ..............................   ..............    ...........
US Bankcorp Daily Intermediate
 Trust                            $140,497,316         $ --
US Bankcorp Daily Intermediate
 Trust Treasury                      6,884,236           --


       MUTUAL FUND            NET ASSETS      SHARES ISSUED
 .........................   ..............    .............
Prime Obligations Fund      $3,851,371,412     140,497,316
Treasury Obligations Fund    3,574,473,062       6,884,236

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

     The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.


6    SUBSEQUENT EVENTS

     The Board of Directors of the Funds and Shareholders of the Qualivest Funds have approved the reorganization of the following Qualivest Funds into the First American Funds, on November 21, 1997:


    QUALIVEST ACQUIRED FUND          FAF ACQUIRING FUND
 ...............................   .........................
Money Market Fund                 Prime Obligations Fund
U.S. Treasury Money Market Fund   Treasury Obligations Fund
Tax Free Money Market Fund        Tax Free Obligations Fund
                                   (New FAF Fund)

     The acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the proposed Agreement and Plan of Reorganization, Qualivest Class A and Class C shares will be exchanged for Retail Class A shares of FAF and Qualivest Class Q and Class Y shares will be exchanged for Institutional shares of FAF.

                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

THE INFORMATION SET FORTH BELOW IS FOR THE FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF THE FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 1998. PLEASE CONSULT YOUR TAX ADVISER FOR PROPER TREATMENT OF THIS INFORMATION.


Dear First American Fund Shareholders:

     For the fiscal year ended September 30, 1997, each fund has designated distributions as follows:


                                          (A)                (B)
                                    ORDINARY INCOME         TOTAL
                                     DISTRIBUTIONS      DISTRIBUTIONS
FUND                                  (TAX BASIS)        (TAX BASIS)
 ..................................  ...............     .............
Prime Obligations                          100%              100%
Government Obligations                     100%              100%
Treasury Obligations                       100%              100%


* Item (A) is based on a percentage of the fund's total distributions.

FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


INVESTMENT ADVISER
FIRST ASSET MANAGEMENT
601 Second Avenue South
Minneapolis, Minnesota 55402


CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101


ADMINISTRATOR
SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


TRANSFER AGENT
DST SYSTEMS, INC.
210 West Tenth Street
Kansas City, Missouri 64105


DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402


COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.


                                                                  FAF-1303 11/97